Segment Disclosures Recon from Segment to Consolidated - Assets and Investments (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 47,612	$ 44,165
Equity-method investments		5,121	5,159
Transmission And Gulf Of Mexico [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		20,394	19,112
Northeast G And P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		14,939	14,569
West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		10,330	10,329
Gas & NGL Marketing Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,127	234
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[1]	2,991	923
Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments		602	610
Operating Segments [Member] | Northeast G And P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments		3,681	3,682
Operating Segments [Member] | West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments		838	867
Operating Segments [Member] | Gas & NGL Marketing Services
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments		0	0
Operating Segments [Member] | Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Equity-method investments		0	0
Intersegment Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[2]	(3,169)	(1,002)
Equity-method investments		$ 0	$ 0

[1]	Increase in Other is due primarily to an increased cash balance and the acquisitions of oil and gas properties in 2021.
[2]	Eliminations primarily relate to the intercompany notes and accounts receivable generated by our cash management program.